Stock-Based Compensation (Details) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 16, 2024	Dec. 15, 2024	Nov. 08, 2024	Dec. 22, 2023	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Stock-Based Compensation [Line Items]
Aggregate intrinsic value of stock options outstanding					$ 0	$ 0
Share-based compensation expense	$ 959,100				325,032
Common stock shares (in Shares)		2,385,170
Stock grants with fair value			$ 108,344
Old Nukk Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Share-based compensation expense					$ 5,603	$ 229,605	$ 370,878
2023 Equity Incentive Plan [Member]
Stock-Based Compensation [Line Items]
Common stock shares (in Shares)	1,337,500			125,000
Stock grants with fair value	$ 1,859,125